COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 1,779
2016	1,404
2017	583
2018	210
2019 and after	84
Lease Commitments	$ 4,060